Transactions with related parties - Statements of Income (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Included in voyage expenses
Charter hire commissions (a)	$ 1,111	$ 894
Included in general and administrative expenses
Executive services fee (d)	299	303
Administrative services fee (e)	60	60
Management fees-related party
Management fees (a)	$ 2,983	$ 2,400